Principal Accounting Policies (Details 6) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Advertising Expense
Advertising expenses	¥ 3,762.8	$ 590.5	¥ 3,782.1	¥ 1,679.3
Foreign currency translation
Buying rate per US$	6.3726	6.3726
License right
Intangible assets
Estimated useful lives of assets	over the license period	over the license period
Technology | Equal to or more than
Intangible assets
Estimated useful lives of assets	7 years	7 years
Technology | Less than
Intangible assets
Estimated useful lives of assets	10 years	10 years
Trademark
Intangible assets
Estimated useful lives of assets	10 years	10 years